Related parties - (Schedule of Information about key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 7,951	$ 8,319
Post-employment benefits	639	762
Long-term share-based awards	6,381	6,966
Total key management personnel compensation	$ 14,971	$ 16,047